Equity (Tables)	12 Months Ended
Sep. 30, 2022
Stockholders' Equity Note [Abstract]
Schedule of warrant activities
	Ordinary shares number Outstanding	Weighted Average Exercise Price	Contractual Life in Year	Intrinsic Value
Warrants outstanding as of September 30, 2020	-	-	-	-
Warrants Exercisable as of September 30, 2020	-	-	-	-
Warrants granted	2,316,669	4.75	2.39	-
Warrants exercises	(303,850)	4.40	-	-
Warrants expired	-	-	-	-
Warrants Outstanding as of September30, 2021	2,012,819	4.81	1.67	-
Warrants Exercisable as of September 30, 2021	2,012,819	4.81	1.67	-

	Ordinary shares number Outstanding	Weighted Average Exercise Price	Contractual Life in Year	Intrinsic Value
Warrants outstanding as of September 30, 2021	2,012,819	4.81	1.67	-
Warrants Exercisable as of September 30, 2021	2,012,819	4.81	1.67	-
Warrants granted	-	-	-	-
Warrants exercises	-	-	-	-
Warrants expired	-	-	-	-
Warrants Outstanding as of September30, 2022	2,012,819	4.81	0.67	-
Warrants Exercisable as of September 30, 2022	2,012,819	4.81	0.67	-